Supplemental information on oil and gas activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) MMBbls Bcf	Dec. 31, 2020 USD ($) MMBbls Bcf	Dec. 31, 2019 USD ($) MMBbls Bcf	Dec. 31, 2018
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 4,334,000	$ 133,864,000	$ 7,559,000
Reversal of impairment loss | $	$ 13,307,000
Discount rate used in current estimate of value in use	10.00%	10.00%	10.00%	10.00%
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	4.0	4.5	19.7
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | Bcf	0.7	2.1	0.5
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 17,641,000	$ 81,967,000
Reversal of impairment loss | $	$ 13,307,000
Proved developed and undeveloped reserves, revisions			0.3
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	0.3
Proved Developed And Undeveloped Reserves Due To Lower Average Prices		0.3
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Lower Performance Revisions | Bcf	2.7
Proved Developed And Undeveloped Reserves Due to Revisions Associated With Incremental Activity | Bcf	3.4
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | Bcf	1.5
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions | Bcf	4.0
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf	7.9		2.2
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease | Bcf		5.8	(2.4)
Proved Developed And Undeveloped Reserves Due To Lower Average Prices | Bcf		2.5
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $		$ 1,717,000
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due To Better Performance Than Expected Increase | Bcf	2.5
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions | Bcf	1
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf	3.0		1.8
Proved Developed And Undeveloped Reserves Due To Lower Average Prices | Bcf		1.2
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions			6.3
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	5.7	5.1
Proved Developed And Undeveloped Reserves From Existing Wells Revisions			12.3
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions			(0.3)
Proved Developed And Undeveloped Reserves Due To Lower Average Prices		4.2
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf			0.6
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $		$ 16,205,000	$ 7,559,000
Proved developed and undeveloped reserves, revisions			0.4
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	0.1
Proved Developed And Undeveloped Reserves From Existing Wells Revisions		0.5
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions			(0.3)
Proved Developed And Undeveloped Reserves Due To Lower Average Prices		1.1
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Lower Performance Revisions | Bcf	1.6
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions | Bcf	1
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf		1.9	0.1
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease | Bcf			(1.3)
Proved Developed And Undeveloped Reserves Due To Lower Average Prices | Bcf		1.2	0.5
Oil and gas properties [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	0.3	0.1
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions	0.6	1.6
Oil and gas properties [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	8.9
Oil and gas properties [Member] | Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	0.3
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions		0.2
Oil and gas properties [Member] | Colombia and Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions		2.8
Cuerva Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve				1.50%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve				2.00%
Llanos 34 Blocks [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	88.00%	86.00%	97.00%	96.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	88.00%	91.00%	96.00%	97.00%
CPO-5 Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	8.00%	8.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	5.00%	4.00%
Llanos 32 Blocks [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	2.00%	3.00%	3.00%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	5.00%	5.00%	4.00%
Platanillo Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	2.00%	3.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	3.00%
Fell Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%
BCAM-40 Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%
Aguada Baguales Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	45.00%	50.00%	49.00%	48.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	100.00%	100.00%	100.00%	75.00%
Puesto Touquet Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	21.00%	26.00%	30.00%	33.00%
El Porvenir Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	33.00%	24.00%	21.00%	19.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve				25.00%
Morona Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%
Morona Block [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions			0.7
Yamu Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve				1.50%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve				1.00%
Kiuaku Loij and Konawentru Field [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions			0.2
Argentina Challaco [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions			0.04